Quarterly Report
May 31, 2022
MFS®  New Discovery
Value Fund
NDV-Q1

Portfolio of Investments
5/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace & Defense – 2.1%
CACI International, Inc., “A” (a)	143,979	$40,367,392
KBR, Inc.	906,313	45,098,135
		$85,465,527
Apparel Manufacturers – 2.2%
PVH Corp.	410,030	$29,058,826
Skechers USA, Inc., “A” (a)	1,560,547	61,485,552
		$90,544,378
Automotive – 3.7%
LKQ Corp.	1,003,779	$51,584,203
Methode Electronics, Inc.	1,098,612	49,492,471
Stoneridge, Inc. (a)	627,174	12,969,958
Visteon Corp. (a)	306,225	34,361,507
		$148,408,139
Brokerage & Asset Managers – 0.7%
Focus Financial Partners, “A” (a)	711,901	$26,838,668
Business Services – 2.3%
HireRight Holdings Corp. (a)	1,939,333	$28,605,162
Paya, Inc. (a)	6,198,472	36,509,000
TaskUs, Inc., “A” (a)	527,137	12,957,027
WNS (Holdings) Ltd., ADR (a)	234,266	17,047,537
		$95,118,726
Chemicals – 1.1%
Element Solutions, Inc.	2,107,381	$44,866,141
Computer Software – 1.5%
ACI Worldwide, Inc. (a)	1,100,300	$29,311,992
Everbridge, Inc. (a)	440,754	18,207,548
Sabre Corp. (a)	1,974,799	14,830,740
		$62,350,280
Computer Software - Systems – 1.6%
Softchoice Corp. (l)	1,846,398	$31,604,156
Verint Systems, Inc. (a)	675,078	34,455,981
		$66,060,137
Construction – 1.3%
GMS, Inc. (a)	374,183	$18,638,055
Toll Brothers, Inc.	668,682	33,748,381
		$52,386,436
Consumer Products – 2.6%
Energizer Holdings, Inc.	663,493	$19,898,155
Newell Brands, Inc.	1,598,177	34,264,915
Prestige Consumer Healthcare, Inc. (a)	931,284	51,984,273
		$106,147,343
Consumer Services – 1.0%
Bright Horizons Family Solutions, Inc. (a)	215,136	$19,480,565
Grand Canyon Education, Inc. (a)	252,641	22,527,998
		$42,008,563

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – 4.8%
Ardagh Metal Packaging S.A.	4,561,544	$27,551,726
Berry Global, Inc. (a)	881,514	51,418,712
Graphic Packaging Holding Co.	2,263,952	50,395,571
Pactiv Evergreen, Inc.	2,117,324	21,787,264
Silgan Holdings, Inc.	1,017,991	44,598,186
		$195,751,459
Electrical Equipment – 2.5%
nVent Electric PLC	1,216,938	$43,079,605
TriMas Corp.	1,358,721	38,288,758
Vertiv Holdings Co.	1,919,612	21,096,536
		$102,464,899
Electronics – 2.4%
Cohu, Inc. (a)	1,334,337	$40,603,875
Plexus Corp. (a)	666,653	56,532,174
		$97,136,049
Energy - Independent – 4.8%
CNX Resources Corp. (a)	2,322,896	$50,453,301
Devon Energy Corp.	405,322	30,358,618
Magnolia Oil & Gas Corp., “A”	1,820,851	50,273,696
Viper Energy Partners LP	1,915,644	64,289,013
		$195,374,628
Engineering - Construction – 0.4%
APi Group, Inc. (a)	965,470	$16,847,452
Food & Beverages – 2.0%
Hostess Brands, Inc. (a)	1,483,003	$31,513,814
Nomad Foods Ltd. (a)	2,360,873	49,271,419
		$80,785,233
Furniture & Appliances – 0.6%
IMAX Corp. (a)	1,278,636	$22,145,976
Gaming & Lodging – 1.4%
International Game Technology PLC	2,679,444	$57,393,690
General Merchandise – 0.4%
Five Below, Inc. (a)	117,314	$15,320,035
Insurance – 3.7%
CNO Financial Group, Inc.	1,558,193	$32,052,030
Everest Re Group Ltd.	127,004	35,878,630
Hanover Insurance Group, Inc.	304,709	44,670,340
Selective Insurance Group, Inc.	477,637	37,876,614
		$150,477,614
Leisure & Toys – 1.1%
Brunswick Corp.	294,607	$22,163,285
Funko, Inc., “A” (a)	1,024,797	20,875,115
		$43,038,400
Machinery & Tools – 3.1%
Enerpac Tool Group Corp.	145,554	$2,841,214
ESAB Corp.	462,868	23,143,400
Flowserve Corp.	1,325,108	41,740,902

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Regal Rexnord Corp.	228,750	$28,582,313
Timken Co.	513,002	31,329,032
		$127,636,861
Medical & Health Technology & Services – 3.0%
ICON PLC (a)	134,894	$30,187,928
Premier, Inc., “A”	1,184,360	44,306,907
Syneos Health, Inc. (a)	618,976	45,736,137
		$120,230,972
Medical Equipment – 1.8%
Agiliti Health, Inc. (a)	1,399,843	$27,044,967
Envista Holdings Corp. (a)	791,451	34,064,051
Maravai Lifesciences Holdings, Inc., “A” (a)	369,357	11,505,470
		$72,614,488
Metals & Mining – 1.4%
Arconic Corp. (a)	1,233,933	$34,710,535
Kaiser Aluminum Corp.	197,106	20,138,320
		$54,848,855
Natural Gas - Distribution – 2.2%
New Jersey Resources Corp.	1,031,541	$47,368,363
ONE Gas, Inc.	499,282	43,447,519
		$90,815,882
Natural Gas - Pipeline – 1.0%
Plains GP Holdings LP	3,266,588	$39,068,392
Oil Services – 2.8%
ChampionX Corp.	2,452,241	$57,063,648
Expro Group Holdings N.V. (a)	2,071,589	28,318,622
Helmerich & Payne	580,584	29,232,404
		$114,614,674
Other Banks & Diversified Financials – 19.8%
Air Lease Corp.	1,014,806	$38,166,854
Bank of Hawaii Corp.	604,862	48,074,432
Brookline Bancorp, Inc.	2,492,116	35,313,284
Cathay General Bancorp, Inc.	1,392,247	57,235,274
East West Bancorp, Inc.	509,920	37,499,517
Element Fleet Management Corp.	4,225,388	47,069,389
Encore Capital Group, Inc. (a)	433,326	26,480,552
First Hawaiian, Inc.	1,555,048	39,824,779
First Interstate BancSystem, Inc.	1,153,875	43,928,021
Hanmi Financial Corp.	1,268,829	29,614,469
Prosperity Bancshares, Inc.	836,413	60,639,942
Sandy Spring Bancorp, Inc.	633,956	26,848,037
SLM Corp.	3,652,604	71,554,512
Texas Capital Bancshares, Inc. (a)	458,614	25,925,449
Textainer Group Holdings Ltd.	576,534	18,702,763
Triton International Ltd. of Bermuda	414,089	26,406,456
UMB Financial Corp.	511,744	47,259,558
Umpqua Holdings Corp.	3,517,664	62,086,770
Wintrust Financial Corp.	250,223	21,866,988
Zions Bancorp NA	651,210	37,145,018
		$801,642,064

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 0.6%
Organon & Co.	681,994	$25,888,492
Real Estate – 7.1%
Brixmor Property Group, Inc., REIT	878,519	$21,418,293
Broadstone Net Lease, Inc., REIT	2,110,496	44,636,990
Douglas Emmett, Inc., REIT	555,195	15,695,363
Empire State Realty Trust, REIT, “A”	3,607,368	28,858,944
Industrial Logistics Properties Trust, REIT	1,683,464	25,689,661
Life Storage, Inc., REIT	136,694	15,960,392
LXP Industrial Trust, REIT	1,360,854	15,731,472
National Storage Affiliates Trust, REIT	541,745	28,414,525
Phillips Edison & Co., REIT	1,404,738	47,395,860
Two Harbors Investment Corp., REIT	8,423,808	44,983,135
		$288,784,635
Restaurants – 0.8%
Jack in the Box, Inc.	458,592	$31,321,834
Specialty Chemicals – 4.3%
Avient Corp.	950,757	$46,777,244
Axalta Coating Systems Ltd. (a)	1,223,337	33,225,833
Diversey Holdings Ltd. (a)	6,329,027	62,024,465
Quaker Chemical Corp.	14,777	2,311,123
Univar Solutions, Inc. (a)	918,134	28,205,076
		$172,543,741
Specialty Stores – 2.5%
Monro Muffler Brake, Inc.	496,435	$23,540,948
Urban Outfitters, Inc. (a)	2,075,269	43,684,413
Zumiez, Inc. (a)(h)	1,024,082	33,600,130
		$100,825,491
Trucking – 1.4%
Schneider National, Inc.	1,120,559	$27,050,294
XPO Logistics, Inc. (a)	572,371	30,587,506
		$57,637,800
Utilities - Electric Power – 2.9%
Black Hills Corp.	839,100	$64,325,406
Portland General Electric Co.	1,055,956	52,005,833
		$116,331,239
Total Common Stocks		$4,011,735,193
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 0.64% (v)	34,064,733	$34,064,733
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.8% (j)	796,847	$796,847

Other Assets, Less Liabilities – 0.3%		11,285,228
Net Assets – 100.0%		$4,057,882,001
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $67,664,863 and $3,978,931,910, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$4,011,735,193	$—	$—	$4,011,735,193
Mutual Funds	34,861,580	—	—	34,861,580
Total	$4,046,596,773	$—	$—	$4,046,596,773
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$17,782,312	$180,040,676	$163,758,255	$—	$—	$34,064,733
Zumiez, Inc.	44,592,594	1,089,681	268,908	(121,898)	(11,691,339)	33,600,130
	$62,374,906	$181,130,357	$164,027,163	$(121,898)	$(11,691,339)	$67,664,863
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$28,955	$—
Zumiez, Inc.	—	—
	$28,955	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.